Offsetting financial assets and financial liabilities - Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	$ 644,241	$ 578,241
Amounts of financial liabilities offset on the balance sheet	147,173	98,663
Net amount of financial assets presented on the balance sheet	497,068	479,578
Impact of master netting agreements	105,603	90,109
Financial collateral received	366,138	358,843
Net amount	25,327	30,626
Amounts not subject to enforceable netting arrangements	6,760	5,926
Total amount recognized on the balance sheet	503,828	485,504
Assets purchased under reverse repurchase agreements and securities borrowed [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	495,881	436,617
Amounts of financial liabilities offset on the balance sheet	145,078	96,676
Net amount of financial assets presented on the balance sheet	350,803	339,941
Impact of master netting agreements	112	201
Financial collateral received	349,044	336,112
Net amount	1,647	3,628
Amounts not subject to enforceable netting arrangements		250
Total amount recognized on the balance sheet	350,803	340,191
Derivative assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	145,420	138,318
Amounts of financial liabilities offset on the balance sheet	1,568	1,544
Net amount of financial assets presented on the balance sheet	143,852	136,774
Impact of master netting agreements	105,433	89,889
Financial collateral received	16,806	22,310
Net amount	21,613	24,575
Amounts not subject to enforceable netting arrangements	6,760	5,676
Total amount recognized on the balance sheet	150,612	142,450
Other financial assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	2,940	3,306
Amounts of financial liabilities offset on the balance sheet	527	443
Net amount of financial assets presented on the balance sheet	2,413	2,863
Impact of master netting agreements	58	19
Financial collateral received	288	421
Net amount	2,067	2,423
Total amount recognized on the balance sheet	$ 2,413	$ 2,863